Loans and borrowings - Repayment Profile (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	May 03, 2017
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 27.7	€ 21.4
Loans and borrowings	1,847.6	1,742.9
Borrowings	1,875.3	1,764.3
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	10.8	23.4
Loans and borrowings	1,364.4	1,351.8
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	400.0	400.0
Lease liabilities [member] | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	18.9	0.0
Lease liabilities [member] | Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	90.1	0.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	8.9	10.9
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Capitalised transaction costs			€ 9.8
Deferred borrowing costs | Less than one year
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(2.0)	(2.0)
Deferred borrowing costs | 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	(6.9)	(7.9)
Deferred borrowing costs | More than five years
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	€ 0.0	€ (1.0)